Related parties disclosure	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Related parties disclosure

Note  31.            Related parties disclosure

Subsidiaries

As at June 30, 2023, the condensed consolidated financial statements of the Group include the entities listed in the following table:

Group Company Name	Country of incorporation	Year of incorporation	Share Capital	% ownership as at June 30, 2023	% ownership as at December 31, 2022	Nature of business
WISeKey Semiconductors SAS	France	2010	EUR 1,473,162	100.0%	100.0%	Chip manufacturing, sales & distribution
WISeKey IoT Japan KK	Japan	2017	JPY 1,000,000	100.0%	100.0%	Sales & distribution
WISeKey IoT Taiwan	Taiwan	2017	TWD 100,000	100.0%	100.0%	Sales & distribution

Related party transactions and balances

		Receivables as at		Payables as at		Net expenses to		Net income from
	Related Parties	June 30,	December 31,	June 30,	December 31,	in the 6 months ended June 30,		in the 6 months ended June 30,
	(in USD'000)	2023 (unaudited)	2022	2023 (unaudited)	2022	2023 (unaudited)	2022 (unaudited)	2023 (unaudited)	2022 (unaudited)
1	WISeKey International Holding AG	—	—	9,656	7,122	1,898	359	—	—
2	WISeKey USA Inc	—	—	646	154	492	255	—	—
3	WISeKey Semiconductors GmbH	—	—	870	773	81	92	—	—
4	WISeCoin AG	—	—	3,349	3,306	37	44	—	—
	Total	—	—	14,521	11,355	2,508	750	—	—

1. The SEALSQ Group is 90%-owned by WISeKey International Holding AG, which provides financing and management services, including, but not limited to, sales and marketing, accounting, finance, legal, taxation, business and strategy consulting, public relations, marketing, risk management, information technology and general management. The expenses in relation to WISeKey International Holding AG for the six months ended June 30, 2023 and 2022 relate to interest on outstanding loans and the recharge of management services.

2. WISeKey USA Inc is part of the group headed by WISeKey International Holding AG (the “WISeKey Group”)and employs sales staff who work for the SEALSQ Group. The expenses in relation to WISeKey USA Inc. in the six months ended June 30, 2023 and 2022 relate to the recharge of employee costs.

3. WISeKey Semiconductors GmbH is part of the WISeKey Group and employs sales staff who work for the SEALSQ Group. The expenses in relation to WISeKey Semiconductors GmbH in the six months ended June 30, 2023 and 2022 relate to the recharge of employee costs.

4. WISeCoin AG is part of the WISeKey Group. The expenses recorded in the six months ended June 30, 2023 and 2022 relate to interest on an outstanding loan.